Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Diluted Shares Using the Treasury Stock Method

The following table shows the calculation of diluted shares using the treasury stock method:

	March 31, 2019	March 31, 2018
Shares used in computation of basic income per shares	22,927,992	-
Total dilutive effect of stock options	4,991,642	-
Shares used in computation of diluted income per share	27,919,634	-

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The diluted share base excludes the following incremental shares due to their antidilutive effect:

	March 31, 2019	March 31, 2018
Common stock warrants	-	12,916,688
Potential dilutive shares	-	12,916,688

The following securities were not included in the diluted net loss per share calculation because their effect was anti-dilutive for the periods presented.

	December 31, 2018	December 31, 2017
Common stock warrants	12,916,688	10,750,000
Potential dilutive shares	12,916,688	10,750,000